Total Invested Assets and Related Net Investment Income - Fair Values of Derivative Financial Instruments by Major Class (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets, at fair value	CAD 140,292	CAD 136,820
Interest rate contracts
Disclosure of financial assets [line items]
Financial assets, at fair value	1,188	1,405
Foreign exchange contracts
Disclosure of financial assets [line items]
Financial assets, at fair value	177	95
Other contracts
Disclosure of financial assets [line items]
Financial assets, at fair value	113	108
Derivatives
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(1,756)	(2,512)
Interest rate contracts
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(518)	(579)
Foreign exchange contracts
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(1,232)	(1,924)
Other contracts
Disclosure of financial assets [line items]
Financial liabilities, at fair value	CAD (6)	CAD (9)